SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards					$ 388,117	$ 910,158
Stock/options issued for services					5,565
Depreciation and amortization, tax value					12,078	103,545
Tax rate change
Valuation allowance					(405,761)	(1,013,703)
Total
Tax at statutory rate (21%)					(405,761)	(625,586)
State tax benefit, net of federal tax effect
Change in valuation allowance					$ 405,761	$ 625,586